CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Cash Flows from Operating Activities:
Net income	$ (28,444)	$ 12,824	$ 37,674	$ 27,921
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	12,837	17,707	23,739	20,612
Amortization of deferred lease incentive obligation	(256)	(561)	(796)	(633)
Amortization of deferred debt financing costs	1,165	985	1,365	1,056
Amortization of discount on 8 1/8% senior subordinated notes	0	0	0	128
Amortization of OpCo Notes fair value adjustment	(1,006)	0	0	0
Loss on extinguishment of debt, net	0	2,214	0	11,486
Share-based compensation expense	9,958 [1]	15,169 [1]	5,935	4,533
Excess tax benefits from share-based compensation	0	(4,573)	(303)	(994)
Deferred income taxes	1,995	7,675	7,717	2,504
Provision for doubtful accounts	530	1,285	2,455	5,699
(Gain) loss on disposal of property and equipment	(83)	(125)	97	146
Other	(138)	(494)	(547)	203
Changes in assets and liabilities, net of businesses acquired:
Accounts receivable - trade	24,411	(29,986)	(4,299)	5,224
Inventories	(16,437)	5,631	(13,368)	(22,660)
Prepaid expenses and other current assets	(3,126)	964	2,529	(8,854)
Other assets	44	38	245	(111)
Accounts payable	10,669	(12,415)	9,480	7,509
Accrued expenses and other current liabilities	(9,643)	8,797	382	2,514
Accrued interest	8,280	3,879	76	1,744
Income taxes	(6,372)	(4,048)	591	(1,456)
Other liabilities	(34)	(12)	(104)	4,189
Net cash (used in) provided by operating activities	4,350	24,954	72,868	60,760
Cash Flows from Investing Activities:
Acquisition of Interline Brands, Inc.	(825,717)	0	0	0
Purchases of property and equipment, net	(5,748)	(11,966)	(19,371)	(17,729)
Purchase of short-term investments	0	0	0	(2,955)
Proceeds from sales and maturities of short-term investments	0	0	100	4,334
Purchase of businesses, net of cash acquired	(82,500)	(3,278)	(9,695)	(54,781)
Net cash provided by (used in) investing activities	(913,965)	(15,244)	(28,966)	(71,131)
Cash Flows from Financing Activities:
Proceeds from equity contributions, net	350,886	0	0	0
Increase (decrease) in purchase card payable, net	1,289	(3,840)	5,536	(3,471)
Proceeds from issuance of HoldCo Notes	365,000	0	0	0
Repayment of term debt	0	0	0	(155,815)
Repayment of 8 1/8% senior subordinated notes	0	0	(13,358)	(137,323)
Proceeds from issuance of OpCo Notes	0	0	0	300,000
Proceeds from ABL Facility	217,500	0	0	0
Repayments on ABL Facility	(90,000)	0	0	0
Payment of tender premiums and expenses	0	0	0	(6,338)
Payment of debt issuance costs	(26,353)	(355)	(29)	(10,378)
Payments on capital lease obligations	(193)	(456)	(645)	(352)
Proceeds from issuance of common stock	1,454	0	0	0
Proceeds from stock options exercised	0	2,188	656	10,764
Excess tax benefits from share-based compensation	0	4,573	303	994
Purchases of treasury stock	0	(1,450)	(26,178)	(97)
Net cash provided by (used in) financing activities	819,583	660	(33,715)	(2,016)
Effect of exchange rate changes on cash and cash equivalents	(65)	133	(69)	145
Net (decrease) increase in cash and cash equivalents	(90,097)	10,503	10,118	(12,242)
Cash and cash equivalents at beginning of period	107,602	97,099	86,981	99,223
Cash and cash equivalents at end of period	17,505	107,602	97,099	86,981
Cash paid during the period for:
Interest	10,783	11,663	22,458	15,332
Income taxes, net of refunds	(5,853)	7,714	15,641	17,758
Schedule of Non-Cash Investing and Financing Activities:
Non-cash equity contribution from management and shareholders	23,648	0	0	0
Property acquired through lease incentives	93	0	475	2,493
Property acquired through capital leases	0	0	527	0
Adjustments to liabilities assumed and goodwill on businesses acquired	0	0	422	233
Contingent consideration associated with purchase of businesses	$ 0	$ 300	$ 125	$ 4,048

[1]	In connection with the Merger, total share-based compensation of $18.3 million was recognized and included in Merger related expenses in the consolidated statements of operations, $11.2 million of which was recorded in the Predecessor Period, and $7.0 million was recorded in the Successor Period.